Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Outstanding Non-Vested RSUs
Outstanding non-vested RSUs granted to associates were as follows:

Year Ended December 31, 2022	Share-Settled		Cash-Settled
	RSUs	Weighted-Average Grant Date Fair Value per Share	RSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	1,345,401	$26.65	1,920,880	$26.09
Granted (1)	400,179	$38.32	1,171,221	$38.74
Vested	(421,085)	$27.14	(836,671)	$26.98
Forfeited	(146,486)	$27.15	(98,657)	$29.01
Non-vested at end of period	1,178,009	$30.38	2,156,773	$32.89

(1) Includes dividend equivalents granted in the current period on awards outstanding

Year Ended December 31, 2021	Share-Settled		Cash-Settled
	RSUs	Weighted-Average Grant Date Fair Value per Share	RSUs	Weighted-Average Grant Date Fair Value per Share
Nonvested at beginning of period	—	$—	—	$—
Granted (1)	641,312	$26.91	1,694,960	$26.57
Vested	—	$—	—	$—
Forfeited	—	$—	(8,772)	$26.41
Re-issuance due to modification	704,089	$26.41	234,692	$26.41
Nonvested at end of period	1,345,401	$26.65	1,920,880	$26.09
(1) Includes dividend equivalents granted in the current period on awards outstanding
Schedule of Outstanding Non-Vested PSUs
Outstanding non-vested PSUs granted were as follows:

Year Ended December 31, 2022	Share-Settled		Cash-Settled
	PSUs	Weighted-Average Grant Date Fair Value per Share	PSUs	Weighted-Average Grant Date Fair Value per Share
Non-vested at beginning of period	5,775,795	$26.59	1,993,641	$26.56
Granted (1)	749,064	$37.75	292,132	$37.87
Vested	(2,127,430)	$26.64	(709,089)	$26.63
Forfeited	(322,099)	$27.00	(89,231)	$26.79
Non-vested at end of period	4,075,330	$28.59	1,487,453	$28.73
(1) Includes dividend equivalents granted in the current period on awards outstanding

Year Ended December 31, 2021	Share-Settled		Cash-Settled
	PSUs	Weighted-Average Grant Date Fair Value per Share	PSUs	Weighted-Average Grant Date Fair Value per Share
Nonvested at beginning of period	—	$—	—	$—
Granted (1)	678,468	$27.95	294,976	$27.42
Vested	—	$—	—	$—
Forfeited	(43,753)	$26.41	(14,868)	$26.41
Re-issuance due to modification	5,141,080	$26.41	1,713,533	$26.41
Nonvested at end of period	5,775,795	$26.59	1,993,641	$26.56
(1) Includes dividend equivalents granted in the current period on awards outstanding
Schedule of Expense Related to Share-Based Plans
Total expense related to these share-based plans was as follows (in millions):

	For the Years Ended December 31,
	2022	2021	2020
Compensation expense recognized	$131	$129	$56
Income tax benefit recognized	$29	$26	$12